Contributed Equity (Details 3) - AUD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017
Contributed Equity
Exercise of IMCAI Unlisted Options (in shares)	218,750
Exercise of IMCAI Unlisted Options (in shares)	93,750
Exercise of IMCAI Unlisted Options by Grandlodge (in shares)	556,000
Exercise of IMCAI Unlisted Options (in shares)	41,666
Issue of Shares in lieu of cash payment for services as per Resolution 4 of the Annual General Meeting (AGM) held on 25 Nov 2015 (in shares)	546,875
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016 (in shares)	294,118
Issue of fully paid escrow shares as security for any repayment default of the Convertible Loan in accordance with executed funding agreement with a New York based Investment fund provider and announced to the ASX on 17 Feb 2016 (in shares)	2,000,000
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016 (in shares)	326,797
First repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016 (in shares)	241,764
Exercise of IMCAI Unlisted Options (in shares)	150,000
Second repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016 (in shares)	265,694
Issue of Shares in lieu of cash payment for services received (in shares)	400,000
Shares to be Issued from Capital Raising as at 30 June 2016 (in shares)
Total 2016 Movement (in shares)	5,135,414
Exercise of IMCAI Unlisted Options (in per shares)	$ 0.376
Exercise of IMCAI Unlisted Options (in per shares)	0.376
Exercise of IMCAI Unlisted Options by Grandlodge (in per shares)	0.376
Exercise of IMCAI Unlisted Options (in per shares)	0.376
Issue of Shares in lieu of cash payment for services as per Resolution 4 of the Annual General Meeting (AGM) held on 25 Nov 2015 (in per shares)	0.16
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016 (in per shares)	0.34
Issue of fully paid escrow shares as security for any repayment default of the Convertible Loan in accordance with executed funding agreement with a New York based Investment fund provider and announced to the ASX on 17 Feb 2016 (in per shares)	0.4
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016 (in per shares)	0.306
First repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016 (in per shares)	0.312
Exercise of IMCAI Unlisted Options (in per shares)	0.276
Second repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016 (in per shares)	0.284
Issue of Shares in lieu of cash payment for services received (in per shares)	0.25
Shares to be Issued from Capital Raising as at 30 June 2016 (in per shares)
Exercise of IMCAI Unlisted Options	$ 82,250
Exercise of IMCAI Unlisted Options	35,250
Exercise of IMCAI Unlisted Options by Grandlodge	209,056
Exercise of IMCAI Unlisted Options	15,667
Issue of Shares in lieu of cash payment for services as per Resolution 4 of the Annual General Meeting (AGM) held on 25 Nov 2015	87,500
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016	100,000
Issue of fully paid escrow shares as security for any repayment default of the Convertible Loan in accordance with executed funding agreement with a New York based Investment fund provider and announced to the ASX on 17 Feb 2016	800,000
Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016	100,000
First repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016	75,333
Exercise of IMCAI Unlisted Options	41,400
Second repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016	75,333
Issue of Shares in lieu of cash payment for services received	100,000
Shares to be Issued from Capital Raising as at 30 June 2016	4,511,378
Total 2016 Movement	$ 6,233,167	$ 5,472,200	$ 9,965,323